Finance costs	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Finance costs	Finance costs:

For the years ended December 31	2022	2021
Finance costs before capitalized interest	$167,066	$165,391
Less capitalized interest related to Geismar 3 plant under construction	(36,314)	(20,985)
Finance costs	$130,752	$144,406
Finance costs are primarily comprised of interest on the unsecured notes, credit and construction facilities, limited recourse debt facilities, finance lease obligations, amortization of deferred financing fees, and accretion expense associated with site restoration costs. Interest during construction projects is capitalized until the plant is substantially completed and ready for productive use.